Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	June 30, 2019	December 31, 2018
	$	$
Revolving Credit Facilities due through 2022	323,929	417,997
Term Loans due through 2021	273,996	323,995
Total principal	597,925	741,992
Less: unamortized discount and debt issuance costs	(4,699)	(6,586)
Total debt	593,226	735,406
Less: current portion	(101,264)	(106,236)
Non-current portion of long-term debt	491,962	629,170